Other Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

Other long-term liabilities were as follows:

	December 31,
	2013	2012
	(in millions)
Program surplus	$314	$263
Pension obligations	138	262
Other long-term tax liabilities	344	340
Deferred employee compensation and benefits	147	129
Self-insurance reserves	81	80
Guarantee liability	51	57
Other	74	310

	$1,149	$1,441